Accounts payable (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Accounts payable
Related party payables	$ 3,433	$ 3,826
Suppliers	12,328	9,218
Accounts payable	15,761	13,044
Insurance liabilities
Accounts payable
Related party payables	155	2,163
SSM
Accounts payable
Related party payables	2,754	766
Scorpio Services Holding Limited (SSH)
Accounts payable
Related party payables	245	190
Scorpio Commercial Management SAM (SCM)
Accounts payable
Related party payables	135	186
Scorpio LR2 Pool Limited
Accounts payable
Related party payables		365
Scorpio Aframax Pool Limited
Accounts payable
Related party payables		74
Scorpio LR1 Pool Limited
Accounts payable
Related party payables		22
Port Agent
Accounts payable
Related party payables	$ 144	$ 60